Related parties - Additional Information (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Loans and receivables		$ 447	$ 97,300
Cancellation of fees		3,757	3,102
Payment of key management personnel compensation		27,735	24,068	$ 22,632
Provisions for employee benefits		$ 11,379,045	12,423,667
Ownership Interest Held By Government		88.49%
Description of any retirement benefit plan termination terms		five years (2016-2021)
Offshore International Group
Disclosure of transactions between related parties [line items]
Loans and receivables	[1]		97,300
Equion Energy Limited
Disclosure of transactions between related parties [line items]
Loans and receivables		$ 0	$ 0

[1]	Offshore International Group Inc. loan granted by Ecopetrol This company is no longer part of the business group. See note 13.